UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3178
                                   ------------


                           AXP DISCOVERY SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:   10/31
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

                               PORTFOLIO HOLDINGS

                                       FOR

                              AXP(R) CORE BOND FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP Core Bond Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.9%)
Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Foreign government (1.6%)
Bundesrepublik Deutschland
(European Monetary Unit)
   07-04-10               5.25%                  1,145,000(c)    $1,605,931
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                     700,000(c)       775,600
Total                                                             2,381,531

U.S. government obligations & agencies (38.8%)
Federal Home Loan Bank
   09-22-05               2.13                   1,075,000        1,072,553
   06-14-13               3.88                   1,350,000        1,312,079
Federal Home Loan Mtge Corp
   07-15-06               5.50                   1,900,000        1,988,175
   03-15-07               4.88                     700,000          731,619
   01-15-12               5.75                   1,950,000        2,145,530
   07-15-13               4.50                   2,275,000        2,297,227
Federal Natl Mtge Assn
   02-15-05               7.13                     925,000          938,373
   05-15-08               6.00                     830,000          905,072
   02-15-09               3.25                   1,365,000        1,353,107
   04-15-14               4.13                     515,000          502,376
U.S. Treasury
   01-31-05               1.63                   1,440,000        1,438,875
   02-28-05               1.50                  10,240,000       10,222,796
   05-31-05               1.25                   5,330,000        5,301,698
   08-31-05               2.00                     470,000          469,266
   11-15-05               5.75                   3,000,000        3,107,226
   12-31-05               1.88                   2,800,000        2,786,986
   11-15-06               3.50                      60,000           61,104
   09-15-09               3.38                     870,000          873,603
   10-15-09               3.38                   2,020,000        2,027,733
   08-15-14               4.25                     770,000          783,595
   08-15-23               6.25                   6,813,000(j)     8,047,855
   02-15-26               6.00                   4,788,000        5,526,214
   02-15-31               5.38                     435,000          472,468
U.S. Treasury Inflation-Indexed Bond
   07-15-14               2.00                   2,447,832(e)     2,532,409
Total                                                            56,897,939

Commercial mortgage-backed(f)/
Asset-backed securities (4.7%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3
   03-06-09               3.00                     175,000          174,535
  Series 2004-DF Cl A3
   07-06-09               2.98                     200,000(b)       199,970
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                     461,588          462,561
  Series 2004-PWR5 Cl A5
   07-11-42               4.98                     250,000          254,723
  Series 2004-T16 Cl A3
   02-13-46               4.03                     150,000(b)       150,586
Commercial Mtge Pass-Through Certificates
  Series 2004-LB3A Cl A2
   07-10-37               4.71                     400,000          413,084
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                     175,000          173,824
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                     150,000          150,578
  Series 2004-C3 Cl A2
   07-10-39               4.43                     300,000          306,496
GS Mtge Securities II
  Series 2004-GG2 Cl A6
   08-10-38               5.40                     225,000          236,405
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26                     100,000          105,101
  Series 2004-C2 Cl A3
   05-15-41               5.22                     300,000(i)       313,837
  Series 2004-PNC1 Cl A2
   06-12-41               4.56                     250,000          257,628
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56                     200,000          204,219
  Series 2002-C4 Cl A5
   09-15-31               4.85                     500,000          514,765
  Series 2003-C8 Cl A2
   11-15-27               4.21                     300,000          304,635
  Series 2003-C8 Cl A4
   11-15-32               5.12                     300,000          311,766
  Series 2004-C2 Cl A2
   03-15-29               3.25                     160,000          156,803
  Series 2004-C4 Cl A2
   06-15-29               4.57                     250,000          257,770
  Series 2004-C4 Cl A4
   06-15-29               5.14                     150,000(i)       158,136
  Series 2004-C6 Cl A2
   08-15-29               4.19                     300,000          303,630
  Series 2004-C7 Cl A2
   10-15-29               3.99                     250,000(b)       251,152
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               2.44                     150,000(b,i)     150,000
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                     200,000          199,688
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59%                   $300,000         $304,914
  Series 2004-IQ8 Cl A2
   06-15-40               3.96                     165,000          166,574
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86                     170,129          171,675

See accompanying notes to investments in securities.

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1   ---   AXP CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30%                   $200,000         $201,094
Total                                                             6,856,149

Mortgage-backed securities (39.1%) (f,k)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29                     350,000(h)       357,082
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                     176,121          180,730
Bank of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.17                     199,435(h)       195,416
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                     273,441          273,890
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.69                     149,940(h)       151,140
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.46                     149,575(h)       148,920
Federal Home Loan Mtge Corp
   12-01-13               6.00                     345,270          363,025
   05-01-18               5.50                     607,373          631,994
   08-01-18               5.00                     276,491          282,691
   10-01-18               5.00                     112,865          115,247
   02-01-19               5.50                     406,687          421,542
   06-01-23               5.00                     230,985(b)       233,712
   12-01-23               6.00                     257,584          268,371
   10-15-27               5.00                     425,000          437,778
   10-01-31               6.00                     259,656          269,190
   04-01-32               7.00                     605,174          642,768
   10-01-32               6.00                     359,835          374,743
   03-01-33               6.00                     480,351          498,606
   09-01-33               4.56                     270,989(h)       270,092
   09-01-33               6.00                     223,993          233,240
   08-01-34               5.20                     397,097(h)       403,237
  Collateralized Mtge Obligation
   02-15-27               5.00                     200,000          206,321
   10-15-27               5.00                     700,000          721,028
   06-15-28               5.00                     700,000          721,366
   11-15-28               4.50                      94,974           96,907
   01-15-33               5.00                     218,667          219,143
   02-15-33               5.50                     221,838          231,716
   07-25-43               7.00                     141,962          151,677
  Interest Only
   10-15-22              14.56                     327,205(g)        25,203
Federal Natl Mtge Assn
   03-01-09               5.86                     468,549          504,373
   10-01-10               4.85                     493,929          512,277
   10-01-13               5.11                     493,900          515,380
   11-01-13               5.39                     396,460          422,307
   12-01-13               5.01                     346,777          359,146
   03-01-14               4.60                     496,267          498,659
   09-01-14               7.00                     789,704          838,407
   10-01-14               6.50                     453,834          482,016
   08-01-15               5.50                     329,042          341,653
   11-01-16               6.00                     566,554          594,842
   07-01-17               6.50                     334,474          354,907
   09-01-17               6.00                     256,330          269,158
   02-01-18               5.50                     351,260          365,098
   05-01-18               6.00                     615,859          647,374
   06-01-18               4.50                     250,072(b)       251,399
   06-01-18               5.00                     925,245          948,226
   08-01-18               4.50                     263,741          265,276
   10-01-18               4.50                     378,556          380,564
   01-01-19               5.50                   1,728,328        1,792,575
   01-01-19               6.00                     582,397          611,578
   02-01-19               5.00                     382,899          391,303
   10-01-19               6.00                     996,860(b)     1,046,890
   11-01-19               5.00                   1,650,000(b)     1,683,515
   12-01-22               5.50                   1,018,955        1,047,849
   07-01-23               5.00                     132,298          133,737
   08-01-23               5.50                     136,694          140,743
   09-01-23               5.50                     762,356          783,207
   07-01-28               5.50                     209,658          214,352
   09-01-28               7.50                     218,130          234,770
   12-01-28               5.50                     349,789          357,620
   04-01-29               6.50                     184,843          195,558
   05-01-29               6.00                     857,190          891,104
   02-01-31               7.50                     149,827          160,879
   05-01-31               6.50                     235,844          248,468
   09-01-31               7.00                     228,533          244,888
   09-01-31               7.50                     585,436          628,619
   04-01-32               6.50                     888,968          936,555
   08-01-32               7.00                     234,394          250,101
   10-01-32               5.50                     443,555          452,952
   10-01-32               6.00                     258,671          268,783
   10-01-32               6.50                     437,180          460,456
   01-01-33               5.50                   1,175,966        1,200,880
   02-01-33               6.00                     470,625          488,730
   03-01-33               5.50                     424,101          433,318
   04-01-33               5.50                     338,249          346,483
   05-01-33               5.50                   1,794,706        1,833,102
   06-01-33               5.50                     200,570          205,395
   06-01-33               6.00                     381,398          395,994
   07-01-33               4.85                     344,816(h)       347,781
   07-01-33               5.00                     719,679          719,095
   07-01-33               5.50                     159,815          163,040
   08-01-33               5.00                     507,929          507,517
   10-01-33               6.00                     179,333          187,040
   11-01-33               5.50                     570,670          582,187
   01-01-34               5.00                     454,899          453,852
   03-01-34               5.00                   2,208,883        2,207,093
   04-01-34               5.00                     594,023          593,222
   05-01-34               6.50                     745,657          784,746
   08-01-34               4.53                     296,334(h)       297,054
   08-01-34               7.00                     435,618          462,755
   11-01-34               6.00                   4,775,000(b)     4,949,583
   11-01-34               6.50                   1,635,000(b)     1,719,301
  Collateralized Mtge Obligation
   05-25-16               4.00                     200,000          201,562
   02-25-21               4.50                     750,000          767,655
   07-25-26               5.50                     500,000          520,621
   12-25-26               8.00                      76,936           82,773
   02-25-44               7.00                     819,957          875,816
   06-25-44               7.50                     221,352          239,759
  Interest Only
   12-25-31               1.19                     405,199(g)        74,984
First Horizon Alternative Mtge Securities
   10-25-34               5.47                     372,301          380,138
Govt Natl Mtge Assn
   06-15-32               7.50                      78,314           84,340
   05-15-33               6.00                     150,921          157,153
   10-15-33               5.00                     794,346          798,435
   10-15-33               5.50                     176,540          180,995
   03-20-34               6.50                      78,750           83,290
GSR Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50                     267,220          277,949
  Series 2004-10F Cl 1A5
   08-25-19               4.50                     791,405          781,966
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.45                     174,509(h)       174,965
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                     266,287          272,944
  Series 2004-7 Cl 8A1
   08-25-19               5.00                     253,862          257,464
  Series 2004-8 Cl 7A1
   09-25-19               5.00                     372,054          375,027
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.63                     174,789(h)       174,609
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                     808,268          813,692
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                     176,755          174,120
Total                                                            57,482,764

Automotive & related (0.2%)
DaimlerChrysler NA Holding
   11-15-13               6.50                     175,000          190,925
Ford Motor
   02-01-29               6.38                     140,000          122,503
Total                                                               313,428

Banks and savings & loans (3.2%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                     195,000          195,645
JPMorgan Chase & Co
  Sub Nts
   02-01-11               6.75                     310,000          349,754

See accompanying notes to investments in securities.

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2   ---   AXP CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Banks and savings & loans (cont.)
US Bank NA Minnesota
   08-01-11               6.38%                   $460,000         $515,728
Wachovia Bank NA
  Sub Nts
   11-01-14               4.80                     715,000          714,414
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                     545,000          619,576
   08-15-14               5.65                     600,000          626,370
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                   1,485,000(j)     1,672,825
Total                                                             4,694,312

Cable (1.2%)
Comcast
   03-15-11               5.50                   1,645,000(j)     1,734,801

Cellular telecommunications (0.2%)
US Cellular
  Sr Nts
   12-15-33               6.70                     345,000          350,078

Energy equipment & services (0.7%)
Halliburton
   10-15-10               5.50                     940,000          993,969

Finance companies (1.0%)
Citigroup
  Sub Nts
   09-15-14               5.00                   1,135,000(d)     1,151,567
GMAC
   09-15-11               6.88                     305,000          317,500
Total                                                             1,469,067

Financial services (1.0%)
KFW Intl Finance
   10-17-05               2.50                     925,000          923,468
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.88                     100,000           99,939
Pricoa Global Funding I
   06-15-08               4.35                     435,000(d)       445,183
Total                                                             1,468,590

Food (0.1%)
Kraft Foods
   10-01-13               5.25                     130,000          133,626

Health care services (0.7%)
Cardinal Health
   06-15-15               4.00                   1,115,000          985,088

Insurance (2.0%)
ASIF Global Financing XIX
   01-17-13               4.90                   2,050,000(d)     2,093,870
Prudential Financial
   09-20-14               5.10                     775,000          777,068
Total                                                             2,870,938

Leisure time & entertainment (0.6%)
Time Warner
   05-15-29               6.63                     790,000          840,830

Multi-industry (0.2%)
Tyco Intl Group
(U.S. Dollar)
   02-15-11               6.75                     320,000(c)       361,923

Retail -- general (0.4%)
May Department Stores
   07-15-14               5.75                     560,000(d)       578,321

Telecom equipment & services (1.5%)
Sprint Capital
   11-15-28               6.88                   1,010,000        1,084,664
TELUS
  (U.S. Dollar)
   06-01-11               8.00                     937,500(c)     1,108,492
Total                                                             2,193,156

Utilities -- electric (1.8%)
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                      25,000           26,365
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                     280,000(d)       285,849
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                      60,000           64,157
Florida Power
  1st Mtge
   03-01-13               4.80                     835,000          844,486
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30                     170,000(d)       186,582
Metropolitan Edison
   03-15-13               4.95                     520,000          521,064
  1st Mtge
   04-01-14               4.88                     480,000(d)       476,264
Tampa Electric
   06-15-12               6.88                     110,000          124,194
   08-15-12               6.38                     105,000          115,419
Total                                                             2,644,380

Utilities -- telephone (1.9%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00                     695,000(c,d)     683,104
Verizon New York
  Series B
   04-01-32               7.38                     490,000          555,147
Verizon Pennsylvania
  Series A
   11-15-11               5.65                   1,495,000        1,591,801
Total                                                             2,830,052

Total bonds
(Cost: $146,240,018)                                           $148,080,942

Short-term securities (5.6%)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

U.S. government agency (2.6%)
Federal Natl Mtge Assn Disc Nts
   12-13-04               1.85%                 $2,200,000       $2,194,915
   12-22-04               1.79                   1,600,000        1,595,710
Total                                                             3,790,625

Commercial paper (3.0%)
CRC Funding LLC
   11-01-04               1.86                   4,400,000        4,399,318

Total short-term securities
(Cost: $8,189,991)                                               $8,189,943

Total investments in securities
(Cost: $154,430,009)(l)                                        $156,270,885

See accompanying notes to investments in securities.

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3   ---   AXP CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b) At Oct. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,609,615.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Oct. 31, 2004, the value of foreign securities represented 3.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2004, the value of these securities amounted to $5,900,740 or 4.0% of net assets.

(e) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2004.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2004.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2004.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                         Notional amount

     Purchase contracts
     Eurodollar, Sept. 2007, 90-day                                $2,250,000

     Sale contracts
     U.S. Treasury Notes, Dec. 2004, 5-year                         4,300,000
     U.S. Treasury Notes, Dec. 2004, 10-year                        5,400,000

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Oct. 31, 2004:

     Security                 Principal  Settlement    Proceeds         Value
                               amount       date      receivable
     Federal Natl Mtge Assn
       11-01-34 5.50%        $1,875,000   11-15-04   $1,903,613    $1,908,984
       12-01-34 5.00          1,500,000   12-13-04    1,489,453     1,490,625
       12-01-34 5.50            750,000   12-13-04      761,601       759,143

(l) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $154,430,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $2,142,000
     Unrealized depreciation                                         (301,000)
                                                                     --------
     Net unrealized appreciation                                   $1,841,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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4   ---   AXP CORE BOND FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6267-80 A (12/04)

                               PORTFOLIO HOLDINGS

                                       FOR

                              AXP(R) DISCOVERY FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP Discovery Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.7%)
Issuer                                            Shares           Value(a)

Aerospace & defense (1.8%)
Aviall                                            15,058(b)        $326,006
Hexcel                                               885(b)          13,718
Moog Cl A                                         26,950(b)       1,011,434
Teledyne Technologies                             45,200(b)       1,155,763
United Defense Inds                                9,928(b)         398,510
Total                                                             2,905,431

Airlines (1.5%)
AirTran Holdings                                  71,100(b)         826,182
AMR                                               87,100(b)         672,412
FLYi                                               3,750(b)           5,250
Frontier Airlines                                  2,281(b)          19,069
Mesa Air Group                                     2,678(b)          15,372
Pinnacle Airlines                                 71,800(b)         778,312
SkyWest Airlines                                   4,597             78,517
Total                                                             2,395,114

Automotive & related (1.7%)
Aftermarket Technology                            29,600(b)         425,944
Cummins                                            5,437            381,025
Dollar Thrifty Automotive Group                   17,100(b)         412,452
Goodyear Tire & Rubber                            37,731(b,d)       380,328
Shiloh Inds                                        2,721(b)          23,809
Tenneco Automotive                                27,539(b)         350,847
Visteon                                          104,300            741,573
Total                                                             2,715,978

Banks and savings & loans (4.7%)
ACE Cash Express                                   7,263(b)         188,911
Bank of Hawaii                                    15,995            763,761
Brookline Bancorp                                 45,093            698,491
Capital Crossing Bank                              5,346(b)         147,015
Central Pacific Financial                            520             15,886
City Holding                                       1,868             64,726
City Natl                                          5,302            365,308
Columbia Banking System                            1,642             40,229
Community Trust Bancorp                              229              7,557
Corus Bankshares                                   2,863            131,727
Cullen/Frost Bankers                               3,815            186,935
Downey Financial                                     799             44,153
First BanCorp Puerto Rico                            260(c)          14,178
First Citizens BancShares Cl A                       458             54,021
FirstFed Financial                                 2,961(b)         152,195
Flagstar Bancorp                                  11,404            238,230
Hanmi Financial                                    6,349            192,883
Hudson United Bancorp                              3,878            154,344
Independence Community Bank                        1,323             49,784
IndyMac Bancorp                                   28,700            925,862
Intl Bancshares                                    1,710             63,270
Nelnet Cl A                                        3,161(b)          61,355
New Century Financial                              2,553            140,798
Oriental Financial Group                           3,871(c)         109,665
Pacific Capital Bancorp                            5,859            186,492
R & G Financial Cl B                               9,862(c)         371,008
Santander BanCorp                                    953(c)          26,589
Seacost Banking Corp of Florida                   49,500          1,070,190
Texas United Bancshares                            6,300            113,337
Westcorp                                          20,496            818,200
WSFS Financial                                       299             16,237
Total                                                             7,413,337

Broker dealers (0.4%)
Affiliated Managers Group                         12,450(b)         695,208

Building materials & construction (1.6%)
Aaon                                              17,200(b)         252,840
Drew Inds                                          8,200(b)         257,070
ElkCorp                                           35,000            985,250
Genlyte Group                                      2,886(b)         212,294
NCI Building Systems                               5,514(b)         177,275
USG                                               20,130(b)         450,711
Walter Inds                                       10,487            178,384
Total                                                             2,513,824

Cable (0.4%)
LodgeNet Entertainment                            45,900(b)         621,945

Cellular telecommunications (--%)
Metrocall Holdings                                   934(b)          60,565

Chemicals (2.0%)
Cytec Inds                                        16,900            786,019
Ferro                                             40,000            842,800
Georgia Gulf                                       6,029            272,933
Minerals Technologies                             15,200            913,520
NewMarket                                          7,124(b)         159,649
Octel                                              4,938(c)          95,303
Terra Inds                                        19,071(b)         145,893
Total                                                             3,216,117

Computer hardware (2.6%)
Agilysys                                          17,521            299,434
IDX Systems                                       34,600(b)       1,160,311
Ingram Micro Cl A                                 92,610(b)       1,597,522
PalmOne                                            2,212(b)          64,082
Phoenix Technologies                               1,440(b)           8,781
RadiSys                                           24,200(b)         321,376
Tech Data                                          1,822(b)          73,591
Western Digital                                   79,800(b)         664,734
Total                                                             4,189,831

Computer software & services (11.0%)
Acxiom                                            93,662          2,341,549
Agile Software                                    66,100(b)         564,494
AMX                                                1,035(b)          20,151
Aspen Technology                                   1,361(b)           8,180
Autodesk                                           4,540            239,485
BISYS Group                                       61,700(b)         900,820
CheckFree                                         41,300(b)       1,280,300
CSG Systems Intl                                   1,792(b)          30,124
DocuCorp Intl                                      1,980(b)          17,325
EarthLink                                         35,425(b)         365,940
Embarcadero Technologies                          92,600(b)         752,838
Extreme Networks                                 128,600(b)         752,310
Harris Interactive                                75,200(b)         511,360
Hummingbird                                        4,100(b,c)        90,725
Hyperion Solutions                                23,000(b)         922,990
Informatica                                       69,000(b)         538,890
Intergraph                                         1,841(b)          45,905
Lionbridge Technologies                           23,400(b)         109,746

See accompanying notes to investments in securities.

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1   ---   AXP DISCOVERY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                            Shares           Value(a)

Computer software & services (cont.)
Manhattan Associates                              17,400(b)        $357,918
McDATA Cl A                                       71,300(b)         447,764
MemberWorks                                        4,629(b)         137,944
Openwave Systems                                 110,200(b)       1,297,054
Opsware                                          102,800(b)         556,148
Parametric Technology                             47,529(b)         246,676
Progress Software                                  7,341(b)         145,792
Red Hat                                           97,600(b,d)     1,253,184
SM&A                                             164,279(b)       1,322,446
Take-Two Interactive Software                     40,100(b)       1,321,696
THQ                                                1,438(b)          27,178
Transaction Systems Architects Cl A                5,398(b)          88,500
Tyler Technologies                                 2,383(b)          20,780
United Online                                      8,405(b)          78,923
Websense                                          16,000(b)         649,120
Total                                                            17,444,255

Electronics (4.6%)
ADE                                                4,828(b)          74,110
Agere Systems Cl A                               600,100(b)         726,121
Analogic                                          15,300            650,939
Arrow Electronics                                 15,589(b)         373,512
Avnet                                              1,521(b)          25,796
Benchmark Electronics                              5,600(b)         190,232
CyberOptics                                        1,311(b)          14,290
Electro Scientific Inds                            4,455(b)          75,557
ESCO Technologies                                  4,540(b)         316,892
FuelCell Energy                                   72,100(b)         889,354
Gerber Scientific                                  6,677(b)          52,214
Integrated Electrical Services                     1,475(b)           5,605
Kulicke & Soffa Inds                              37,699(b)         269,171
Littelfuse                                        10,820(b)         352,948
LoJack                                            16,668(b)         197,516
Measurement Specialties                           24,500(b)         634,550
MEMC Electronic Materials                          6,637(b)          62,388
Millipore                                          1,980(b)          91,060
ON Semiconductor                                 259,800(b)         935,280
Park Electrochemical                               1,945             40,864
PennEngineering                                    1,318             23,592
Photronics                                        11,567(b)         203,001
Richardson Electronics                               901              7,478
SBS Technologies                                  10,900(b)         145,297
Siliconix                                            196(b)           8,116
Stoneridge                                         7,078(b)          95,199
Universal Electronics                             21,539(b)         383,179
X-Rite                                            33,400            440,212
Total                                                             7,284,473

Energy (1.4%)
Callon Petroleum                                   3,152(b)          42,584
Frontier Oil                                       6,182            151,954
Giant Inds                                         3,624(b)          83,243
Houston Exploration                                2,651(b)         155,349
Newfield Exploration                               3,159(b)         183,853
Pogo Producing                                     3,850            176,523
Remington Oil & Gas                                4,387(b)         111,605
Tesoro Petroleum                                   4,453(b)         134,837
TETRA Technologies                                36,850(b)       1,103,288
Vintage Petroleum                                  5,622            118,062
Total                                                             2,261,298

Energy equipment & services (3.6%)
Cal Dive Intl                                     18,105(b)         641,098
Cimarex Energy                                     2,568(b)          92,140
Grey Wolf                                        448,300(b)       2,322,193
Key Energy Services                               18,000(b)         207,000
Lone Star Technologies                             1,292(b)          34,109
Offshore Logistics                                 1,835(b)          66,354
Premcor                                           20,200(b)         788,608
Pride Intl                                        49,800(b)         920,304
SEACOR Holdings                                    1,403(b)          66,797
Universal Compression Holdings                     3,084(b)         106,645
Veritas DGC                                       19,510(b)         411,661
Total                                                             5,656,909

Engineering & construction (1.1%)
Fluor                                             18,900            877,716
Perini                                             3,895(b)          61,541
Washington Group Intl                             23,100(b)         805,497
Total                                                             1,744,754

Environmental services (--%)
Exponent                                             787(b)          21,249

Finance companies (--%)
World Acceptance                                   1,222(b)          28,595

Financial services (2.4%)
Advanta Cl B                                      51,409          1,252,838
BOK Financial                                        348(b)          15,837
CompuCredit                                        6,000(b)         114,180
EZCORP Cl A                                        3,592(b)          27,946
Heidrick & Struggles Intl                          1,001(b)          28,664
Investment Technology Group                       70,400(b)       1,084,160
Irwin Financial                                    5,069            126,370
Providian Financial                               76,500(b)       1,189,575
WFS Financial                                        786(b)          34,631
Total                                                             3,874,201

Food (1.5%)
Corn Products Intl                                 1,425             70,110
Darling Intl                                       1,712(b)           6,694
Hain Celestial Group                              23,600(b)         381,848
J & J Snack Foods                                 15,000(b)         663,449
M&F Worldwide                                      5,399(b)          72,347
Nash Finch                                         7,122            219,785
Pilgrim's Pride                                   13,994            378,398
Sanderson Farms                                    5,842            189,807
Seaboard                                              98             68,110
Wild Oats Markets                                 48,700(b)         296,096
Total                                                             2,346,644

Furniture & appliances (1.7%)
Aaron Rents                                        8,471            183,821
Compx Intl                                           948             14,789
Furniture Brands Intl                             36,900            804,789
Hooker Furniture                                     443              9,817
Select Comfort                                    66,400(b)       1,136,768
Stanley Furniture                                  1,990             88,535
Stanley Works                                      8,818            392,577
Total                                                             2,631,096

Health care products (8.8%)
Abgenix                                           52,000(b)         473,720
Alkermes                                          39,700(b)         491,089
Anika Therapeutics                                 3,445(b)          38,240
Arrow Intl                                        32,100            916,937
Bausch & Lomb                                      2,679            163,312
Bentley Pharmaceuticals                           11,700(b)         101,790
Bio-Rad Laboratories Cl A                          8,700(b)         452,574
Cantel Medical                                       277(b)           6,108
Caraco Pharmaceuticals Laboratories                  966(b)           7,805
Ciphergen Biosystems                             103,000(b)         379,040
CNS                                                1,061             12,095
CollaGenex Pharmaceuticals                        62,300(b)         373,800
Conmed                                            42,529(b)       1,193,790
CTI Molecular Imaging                             71,800(b)         562,912
Dade Behring Holdings                              2,162(b)         121,699
Enzon Pharmaceuticals                             34,200(b)         553,014
Haemonetics                                        9,952(b)         326,923
Human Genome Sciences                             88,900(b)         914,781
ICU Medical                                       23,200(b)         520,840
Incyte                                           113,001(b)       1,175,210
Kensey Nash                                       29,000(b)         829,400
Kos Pharmaceuticals                                9,411(b)         335,973
Medicines                                         26,100(b)         695,304
Merit Medical Systems                             40,500(b)         419,175
Nutraceutical Intl                                 5,972(b)          92,566
Par Pharmaceutical                                13,500(b)         532,575
Perrigo                                           13,532            246,012
Respironics                                        2,305(b)         117,762
Sola Intl                                          8,909(b)         170,875
Sybron Dental Specialties                          3,741(b)         121,844
Taro Pharmaceuticals Inds                         12,100(b,c)       321,497
Techne                                               806(b)          29,032
Telik                                             20,000(b)         369,000
Theragenics                                      128,200(b)         471,776
TriPath Imaging                                   48,300(b)         331,821
USANA Health Sciences                                810(b)          24,162
VISX                                               4,677(b)          78,012
Total                                                            13,972,465

Health care services (8.0%)
Alliance Imaging                                   3,544(b)          26,332
Allscripts Healthcare Solutions                  101,200(b)         940,654
America Service Group                                375(b)          13,414
Charles River Laboratories Intl                    4,062(b)         190,061
Discovery Partners Intl                           51,800(b)         244,496
Exelixis                                          94,756(b)         843,328
First Consulting Group                           103,700(b)         487,390
Fisher Scientific Intl                             2,659(b)         152,520
Genesis HealthCare                                42,300(b)       1,297,764
Humana                                            82,320(b)       1,576,427
Icon ADR                                          14,700(b,c)       485,247
LCA-Vision                                        35,200          1,035,408
Magellan Health Services                             491(b)          18,363
Manor Care                                        34,700          1,136,078
Matria Healthcare                                 11,000(b)         343,420
Natl Medical Health Card Systems                     875(b)          18,813
Option Care                                       35,835            470,872
Owens & Minor                                      7,083            185,504
PacifiCare Health Systems                          7,909(b)         281,719
Prime Medical Services                             4,609(b)          31,848
Priority Healthcare Cl B                           2,792(b)          50,424

See accompanying notes to investments in securities.

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2   ---   AXP DISCOVERY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                            Shares           Value(a)

Health care services (cont.)
QLT                                               28,800(b,c)      $479,520
Select Medical                                     4,131             71,012
Sierra Health Services                             9,799(b)         467,608
SurModics                                         17,346(b,d)       465,740
Triad Hospitals                                   44,400(b)       1,466,532
Total                                                            12,780,494

Home building (1.7%)
Centex                                            14,700            763,518
NVR                                                1,198(b)         751,146
Ryland Group                                      12,700          1,211,453
Total                                                             2,726,117

Household products (0.4%)
Chattem                                            8,832(b)         295,520
JAKKS Pacific                                      6,512(b)         102,629
Mannatech                                          2,265             38,618
Rayovac                                            3,296(b)          82,103
UniFirst                                             556             14,778
Yankee Candle                                      4,351(b)         120,523
Total                                                               654,171

Industrial services (0.7%)
Applied Industrial Technologies                    3,195            118,854
Watsco                                            23,900            680,194
WESCO Intl                                        15,043(b)         377,278
Total                                                             1,176,326

Industrial transportation (2.4%)
Arkansas Best                                      1,891             73,919
CNF                                               18,200            796,796
EGL                                                3,536(b)         113,081
Forward Air                                        1,616(b)          66,531
Heartland Express                                  5,715            116,929
Kansas City Southern                               4,575(b)          77,546
Kirby                                              1,956(b)          82,152
Knight Transportation                              4,312(b)         101,289
Landstar System                                    2,218(b)         150,691
USF                                                2,152             77,128
Vitran                                            25,700(b,c)       421,480
Wabash Natl                                       28,081(b)         690,231
Yellow Roadway                                    23,472(b)       1,126,421
Total                                                             3,894,194

Insurance (4.6%)
American Financial Group                          12,541            371,214
AmerUs Group                                         652             27,241
First American                                     6,667            207,944
HCC Insurance Holdings                            32,200            956,340
Hilb Rogal & Hobbs                                33,600          1,065,119
Ohio Casualty                                    104,300(b)       2,177,783
Reinsurance Group of America                      20,300            874,524
StanCorp Financial Group                             568             42,816
UICI                                              16,367            484,136
United Fire & Casualty                                72              4,328
USI Holdings                                      80,200(b)         779,143
Zenith Natl Insurance                              6,128            251,677
Total                                                             7,242,265

Leisure time & entertainment (1.3%)
Ambassadors Group                                    256              7,999
Blockbuster Cl A                                  10,750             73,100
Brunswick                                          9,347            438,561
Callaway Golf                                     24,300            253,449
Churchill Downs                                   14,700            558,453
Handleman                                            896             19,273
Polaris Inds                                         361             21,425
RC2                                                1,357(b)          37,806
Steinway Musical Instruments                       3,184(b)          88,038
Vail Resorts                                       3,844(b)          77,111
World Wrestling Entertainment                     34,700            430,280
Total                                                             2,005,495

Lodging & gaming (1.3%)
Alliance Gaming                                   55,000(b)         508,750
Aztar                                             31,000(b)         959,450
Bluegreen                                            740(b)           9,080
La Quinta                                         72,100(b)         580,405
Penn Natl Gaming                                   2,093(b)          86,922
Total                                                             2,144,607

Machinery (2.4%)
AGCO                                              52,600(b)       1,021,492
IHC Caland                                        20,388(c)       1,171,112
Kennametal                                        22,735          1,057,860
Middleby                                             869             42,606
MTS Systems                                        6,917            178,424
Nordson                                            4,493            157,345
Sauer-Danfoss                                        429              7,765
Terex                                                183(b)           6,954
Toro                                               2,163            147,625
Total                                                             3,791,183

Media (5.3%)
ADVO                                              30,250            966,488
AMC Entertainment                                 69,907(b)       1,342,913
American Greetings Cl A                            1,059             28,011
Catalina Marketing                                58,816          1,506,277
Consolidated Graphics                              2,419(b)         103,291
Entravision Communications Cl A                   29,100(b)         234,255
Grey Global Group                                    266            266,269
Lin TV Cl A                                       22,200(b)         403,596
Playboy Enterprises Cl B                          72,300(b)         802,530
Regent Communications                            132,001(b)         726,006
RH Donnelley                                       7,395(b)         401,179
Sinclair Broadcast Group Cl A                      3,773             26,411
TiVo                                              95,400(b)         641,565
Valassis Communications                           27,200(b)         935,136
Ventiv Health                                      1,474(b)          25,500
Total                                                             8,409,427

Metals (2.2%)
Alliance Resource Partners                         2,694            155,983
Carpenter Technology                              25,600          1,214,976
Maverick Tube                                      1,244(b)          32,804
Metal Management                                  14,591(b)         265,556
NS Group                                           5,749(b)         109,288
Olympic Steel                                     16,527(b)         293,520
Oregon Steel Mills                                 1,426(b)          20,706
Peabody Energy                                    14,900            950,322
Quanex                                               797             40,408
Reliance Steel & Aluminum                          1,798             61,707
Steel Dynamics                                    11,531            382,829
Total                                                             3,528,099

Multi-industry (2.2%)
Actuant Cl A                                      24,200(b)         960,013
AMETEK                                             1,118             36,805
Anixter Intl                                         984             38,022
Brink's                                              645             20,705
Global Imaging Systems                            35,664(b)       1,255,372
Harris                                             1,577             97,033
NCO Group                                          5,238(b)         140,117
PDI                                                5,535(b)         158,356
Stratasys                                         22,700(b)         664,656
TeleTech Holdings                                 10,426(b)         104,260
Total                                                             3,475,339

Paper & packaging (0.5%)
Caraustar Inds                                       441(b)           6,558
Louisiana-Pacific                                 15,025            368,262
Potlatch                                           4,721            222,312
Silgan Holdings                                    3,934            186,688
Total                                                               783,820

Real estate (0.5%)
CoStar Group                                      18,100(b)         730,697

Real estate investment trust (1.2%)
Associated Estates Realty                         12,607            119,893
CBL & Associates Properties                        5,933            388,908
FelCor Lodging Trust                              11,076(b)         128,703
Innkeepers USA Trust                              23,706            328,328
Ventas                                            32,400            871,560
Total                                                             1,837,392

Restaurants (1.1%)
CKE Restaurants                                   20,598(b)         248,618
Dave & Buster's                                   37,004(b)         656,821
Jack in the Box                                   14,609(b)         487,502
Lone Star Steakhouse & Saloon                      4,591            110,689
Ruby Tuesday                                      10,700            264,290
Texas Roadhouse Cl A                               1,500(b)          34,530
Total                                                             1,802,450

Retail -- drugstores (--%)
Rite Aid                                           9,598(b)          35,705

Retail -- general (4.4%)
7-Eleven                                           4,264(b)          89,842
Barnes & Noble                                    10,461(b)         348,037
Bon-Ton Stores                                       633              7,596
Borders Group                                     41,300            941,227
Charming Shoppes                                   3,135(b)          23,920
Claire's Stores                                    5,152            134,055
Dress Barn                                         1,686(b)          27,027
Finlay Enterprises                                   423(b)           8,502
Foot Locker                                       79,500          1,939,801
Fred's                                            22,200            389,166
Goody's Family Clothing                           34,800            305,892
Hollywood Entertainment                           37,638(b)         365,841
Movado Group                                       5,560             95,910
Pantry                                             4,955(b)         113,915
Party City                                         1,543(b)          22,590
PETCO Animal Supplies                             31,800(b)       1,137,486
Rent-A-Center                                     14,638(b)         351,166
Smart & Final                                      2,948(b)          43,571
Sotheby's Holdings Cl A                            2,053(b)          38,371
Stage Stores                                      10,239(b)         368,706

See accompanying notes to investments in securities.

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3   ---   AXP DISCOVERY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                            Shares           Value(a)

Retail -- general (cont.)
Stein Mart                                         2,913(b)         $48,414
Trans World Entertainment                         14,941(b)         155,088
Total                                                             6,956,123

Telecom equipment & services (1.8%)
Aspect Communications                              7,397(b)          70,382
C-COR                                              6,473(b)          48,677
CommScope                                         20,154(b)         362,974
Digi Intl                                          2,128(b)          29,132
Nextel Partners Cl A                              72,729(b)       1,224,756
Orbital Sciences                                   1,673(b)          17,316
West                                                 551(b)          15,494
Westell Technologies Cl A                        191,100(b)       1,072,071
Total                                                             2,840,802

Textiles & apparel (1.1%)
Culp                                               2,316(b)          13,896
Deckers Outdoor                                    2,612(b)          98,890
Genesco                                            8,994(b)         230,246
Guess?                                            15,500(b)         258,850
Hartmarx                                           7,116(b)          59,490
Kellwood                                           6,619            208,234
Quiksilver                                        33,200(b)         904,701
Warnaco Group                                      1,216(b)          24,806
Total                                                             1,799,113

Utilities -- electric (0.5%)
CenterPoint Energy                                34,522            362,826
El Paso Electric                                   3,846(b)          64,036
Unisource Energy                                  14,012            344,555
Total                                                               771,417

Utilities -- natural gas (1.1%)
AGL Resources                                      5,268            164,362
Dynegy Cl A                                       13,864(b)          68,350
Natl Fuel Gas                                        368             10,311
UGI                                               40,861          1,578,460
Total                                                             1,821,483

Utilities -- telephone (1.1%)
Commonwealth Telephone Enterprises                 4,789(b)         218,522
General Communication Cl A                       105,100(b)         962,716
PTEK Holdings                                     38,218(b)         380,651
Talk America Holdings                             16,530(b)          94,056
Tessco Technologies                                3,905(b)          50,179
Total                                                             1,706,124

Total common stocks
(Cost: $140,507,010)                                           $156,906,132

Bond (--%)
Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Aerospace & defense
Timco Aviation Services
  Pay-in-kind
   01-02-07               8.00%                   $8,995(f,g,h)         $--

Total bond
(Cost: $28)                                                             $--

Short-term security (1.1%)(e)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

Commercial paper
Greyhawk Funding LLC
   11-01-04               1.85%               $1,700,000         $1,699,738

Total short-term security
(Cost: $1,699,825)                                               $1,699,738

Total investments in securities
(Cost: $142,206,863)(i)                                        $158,605,870

Notes to investments and securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2004, the value of foreign securities represented 2.3% of net assets.

(d)  At Oct. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of net assets. 0.3% of the net assets is the Fund's cash equivalent position.

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g)  Negligible market value.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 2004, is as follows:

     Security                             Acquisition                     Cost
                                             dates
     Timco Aviation Services
      8.00% Pay-in-kind 2007        04-22-04 thru 09-14-04                 $28

(i) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $142,207,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $24,972,000
     Unrealized depreciation                                        (8,573,000)
                                                                    ----------
     Net unrealized appreciation                                   $16,399,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4   ---   AXP DISCOVERY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004


                                                             S-6457-80 A (12/04)

                               PORTFOLIO HOLDINGS

                                       FOR

                        AXP(R) INCOME OPPORTUNITIES FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP Income Opportunities Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (93.0%)
Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Aerospace & defense (2.0%)
Alliant Techsystems
   05-15-11               8.50%                   $825,000         $909,563
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88                     565,000          593,250
L-3 Communications
   06-15-12               7.63                   1,285,000        1,413,500
   07-15-13               6.13                     700,000          726,250
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25                     880,000(d)       930,600
TransDigm Holding
   07-15-11               8.38                   1,595,000        1,714,625
Total                                                             6,287,788

Automotive & related (1.5%)
ArvinMeritor
   02-15-09               6.80                   1,450,000        1,479,000
Tenneco Automotive
  Series B
   10-15-09              11.63                     455,000          483,438
   07-15-13              10.25                   1,405,000        1,636,825
TRW Automotive
  Sr Nts
   02-15-13               9.38                     960,000        1,104,000
Total                                                             4,703,263

Beverages & tobacco (0.7%)
Cott Beverages
   12-15-11               8.00                   1,950,000        2,130,375

Broker dealers (0.3%)
LaBranche & Co
  Sr Nts
   05-15-12              11.00                     980,000(d)       999,600

Building materials & construction (1.3%)
Associated Materials
   04-15-12               9.75                   1,000,000        1,150,000
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                   2,750,000        2,970,000
Total                                                             4,120,000

Cable (6.7%)
Cablevision Systems
  Sr Nts
   04-01-09               6.67                     750,000(d,e)     789,375
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00                     750,000(d)       758,438
CSC Holdings
  Sr Nts
   12-15-07               7.88                     250,000          269,375
   07-15-08               7.25                     105,000          111,431
   04-15-12               6.75                   1,615,000(d)     1,671,525
  Sr Nts Series B
   04-01-11               7.63                   1,330,000        1,446,375
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                   1,335,000        1,526,906
Echostar DBS
   10-01-14               6.63                   2,325,000(d)     2,377,312
  Sr Nts
   10-01-08               5.75                   1,125,000        1,150,313
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63                   1,800,000(c,d)   2,016,000
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50                     105,000          114,713
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                     420,000          411,600
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14               8.75                   1,190,000(c,d)   1,314,950
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75                   1,885,000(d)     2,016,949
Rogers Cable
  (U.S. Dollar)
   06-15-13               6.25                   1,230,000(c)     1,226,925
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                   1,865,000(c)     2,051,500
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                   1,750,000(c)     1,837,500
Total                                                            21,091,187

Cellular telecommunications (3.0%)
AirGate PCS
   10-15-11               5.85                     455,000(d,e)     466,375
Crown Castle Intl
  Sr Nts
   08-01-11               9.38                     605,000          686,675
Dobson Cellular Systems
   11-01-11               6.96                     610,000(b,d,e)   626,775
   11-01-11               8.38                     610,000(b,d)     629,063
Horizon PCS
  Sr Nts
   07-15-12              11.38                     880,000(d)       941,600
Nextel Communications
  Sr Nts
   10-31-13               6.88                   2,855,000        3,108,381
   03-15-14               5.95                     720,000          736,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Cellular telecommunications (cont.)
Rogers Wireless Communications
  (U.S. Dollar)
   03-01-14               6.38%                 $1,325,000(c)    $1,265,375
Rural Cellular
   03-15-12               8.25                     865,000(d)       908,250
Total                                                             9,368,694

Chemicals (6.5%)
Airgas
   10-01-11               9.13                     250,000          281,250
  Sr Sub Nts
   07-15-14               6.25                     310,000          313,100
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                   1,730,000(c,d)   1,937,600
Compass Minerals Group
   08-15-11              10.00                     895,000        1,002,400
Crystal US Holdings 3 LLC
  Sr Disc Nts (Zero coupon through 10-1-09,
  thereafter 10.50%)
   10-01-14              10.52                   1,195,000(d,g)     752,850
Equistar Chemicals LP/Funding
   09-01-08              10.13                     250,000          287,188
  Sr Nts
   05-01-11              10.63                   1,000,000        1,155,000
Georgia Gulf
  Sr Nts
   12-15-13               7.13                   2,260,000        2,435,149
Innophos
  Sr Sub Nts
   08-15-14               8.88                   1,160,000(d)     1,249,900
INVISTA
  (U.S. Dollar)
   05-01-12               9.25                   2,175,000(c,d)   2,392,499
Lubrizol
  Sr Nts
   10-01-09               4.63                   1,200,000        1,211,756
   10-01-14               5.50                   1,750,000        1,764,522
Lyondell Chemical
   06-01-13              10.50                     650,000          767,000
  Series A
   05-01-07               9.63                     970,000        1,064,575
Nalco
  Sr Nts
   11-15-11               7.75                   1,225,000        1,326,063
Rhodia
  (U.S. Dollar) Sr Nts
   06-01-10              10.25                   1,060,000(c)     1,150,100
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63                     430,000          477,300
Sovereign Specialty Chemicals
   03-15-10              11.88                     650,000          698,750
Total                                                            20,267,002

Commercial mortgage-backed(f)/
Asset-backed securities (0.5%)
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               3.81                   1,600,000(d,e)   1,578,438

Electronics (0.5%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00                   1,615,000        1,695,750

Energy (2.8%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50                     200,000          223,000
   06-15-14               7.50                   1,390,000        1,546,375
   08-15-14               7.00                     110,000          119,350
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                   1,620,000        1,660,499
Hilcorp Energy/Finance
  Sr Nts
   09-01-10              10.50                     750,000(d)       855,000
Newfield Exploration
  Sr Nts
   03-01-11               7.63                     825,000          930,188
  Sr Sub Nts
   08-15-12               8.38                   1,000,000        1,141,250
   09-01-14               6.63                     675,000(d)       723,938
Peabody Energy
  Series B
   03-15-13               6.88                   1,290,000        1,415,775
Total                                                             8,615,375

Energy equipment & services (2.6%)
CHC Helicopter
  (U.S. Dollar) Sr Sub Nts
   05-01-14               7.38                     425,000(c)       452,625
Grant Prideco
  Series B
   12-01-07               9.63                     400,000          452,000
Grant Prideco Escrow
   12-15-09               9.00                   1,710,000        1,919,475
Key Energy Services
  Series C
   03-01-08               8.38                     935,000          986,425
  Sr Nts
   05-01-13               6.38                     720,000          742,500
Offshore Logistics
   06-15-13               6.13                   1,330,000        1,376,550
Pacific Energy Partners LP/Finance
  Sr Nts
   06-15-14               7.13                   1,270,000(d)     1,365,250
Plains All American Pipeline LP/Finance
   10-15-12               7.75                     250,000          296,335
Pride Intl
  Sr Nts
   07-15-14               7.38                     545,000(d)       613,125
Total                                                             8,204,285

Environmental services (0.2%)
Clean Harbors
   07-15-12              11.25                     540,000(d)       577,800

Financial services (1.1%)
Capital One Bank
  Sub Nts
   06-13-13               6.50                     650,000          713,790
Capital One Financial
  Sr Nts
   11-15-13               6.25                     200,000          216,171
Metris Companies
   07-15-06              10.13                     500,000          505,000
   05-06-07              10.86                   1,900,000(d)     2,004,500
Total                                                             3,439,461

Food (3.5%)
American Seafoods Group LLC
   04-15-10              10.13                   1,495,000        1,599,650
American Seafoods Group LLC/Finance
  Sr Disc Nts (Zero coupon through 11-1-08,
  thereafter 11.50%)
   11-01-11              11.56                   1,630,000(d,g)   1,038,310
B&G Foods Holding
  Sr Nts
   10-01-11               8.00                     505,000          532,775
Burns Philp Capital Property
  (U.S. Dollar)
   11-15-10               9.50                     960,000(c)     1,051,200
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                   3,250,000(c)     3,639,999
Del Monte
  Series B
   05-15-11               9.25                     200,000          221,000
  Sr Sub Nts
   12-15-12               8.63                   1,525,000        1,719,438
Reddy Ice Group
  Sr. Sub Nts
   08-01-11               8.88                   1,035,000        1,120,388
Total                                                            10,922,760

Furniture & appliances (0.2%)
Simmons
  Sr Sub Nts
   01-15-14               7.88                     705,000          749,063

Health care products (0.9%)
Valeant Pharmaceuticals Intl
  Sr Nts
   12-15-11               7.00                     990,000        1,009,800
VWR Intl
  Sr Nts
   04-15-12               6.88                   1,690,000(d)     1,791,400
Total                                                             2,801,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Health care services (5.6%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00%                 $1,130,000       $1,155,425
Cardinal Health
   02-15-11               6.75                     415,000          453,158
   06-15-15               4.00                   1,660,000        1,466,588
Concentra Operating
   06-01-12               9.13                     400,000(d)       442,000
HCA
   11-06-08               5.25                     500,000          503,766
  Sr Nts
   02-01-11               7.88                     500,000          553,457
   05-01-12               6.95                   1,100,000        1,159,849
   03-15-14               5.75                   2,175,000        2,109,053
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75                   1,000,000(d)     1,075,000
Medcath Holdings
  Sr Nts
   07-15-12               9.88                     985,000(d)     1,041,638
Natl Mentor
  Sr Sub Nts
   12-01-12               9.63                     490,000(b,d)     504,112
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                   1,100,000        1,149,500
Province Healthcare
  Sr Sub Nts
   06-01-13               7.50                     980,000        1,107,400
Service Corp Intl
   04-15-09               7.70                   1,030,000        1,130,425
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                     730,000(d)       764,675
Triad Hospitals
  Sr Nts
   05-15-12               7.00                   2,010,000        2,150,699
US Oncology
  Sr Nts
   08-15-12               9.00                     665,000(d)       718,200
Total                                                            17,484,945

Home building (1.9%)
DR Horton
  Sr Nts
   05-01-13               6.88                     200,000          216,500
  Sr Sub Nts
   09-15-10               9.75                     500,000          602,500
KB HOME
   08-15-11               6.38                     915,000(d)       958,463
  Sr Sub Nts
   02-01-10               7.75                     500,000          545,000
Meritage Homes
   06-01-11               9.75                     750,000          836,250
Standard Pacific
  Sr Nts
   05-15-11               6.88                     775,000          817,625
   03-15-13               7.75                     150,000          163,500
WCI Communities
   05-01-12               9.13                     500,000          555,000
William Lyon Homes
   04-01-13              10.75                     540,000          614,250
  Sr Nts
   02-15-14               7.50                     735,000          735,000
Total                                                             6,044,088

Household products (0.7%)
Jostens IH
   10-01-12               7.63                     905,000(d)       936,675
Seminis
  Sr Sub Nts
   10-01-13              10.25                   1,000,000        1,120,000
Total                                                             2,056,675

Industrial services (1.7%)
Allied Waste North America
   11-15-10               6.50                   2,600,000        2,502,500
   04-15-11               6.38                     795,000          749,288
Da-Lite Screen
  Sr Nts
   05-15-11               9.50                     750,000          795,000
Natl Waterworks
  Series B
   12-01-12              10.50                   1,000,000        1,122,500
Total                                                             5,169,288

Industrial transportation (1.0%)
Interpool
   08-01-07               7.20                     310,000          313,875
   08-01-07               7.35                   1,340,000        1,366,800
Quality Distribution LLC/QD Capital
   11-15-10               9.00                   1,490,000(d)     1,387,563
Total                                                             3,068,238

Leisure time & entertainment (1.5%)
LCE Acquisition
   08-01-14               9.00                     820,000(d)       858,950
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                   1,375,000        1,443,750
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75                   2,410,000        2,476,275
Total                                                             4,778,975

Lodging & gaming (6.2%)
Boyd Gaming
  Sr Sub Nts
   04-15-12               8.75                   2,070,000        2,339,099
Caesars Entertainment
  Sr Sub Nts
   09-15-08               8.88                     200,000          230,250
   03-15-10               7.88                     350,000          401,188
   05-15-11               8.13                   2,985,000        3,488,718
Global Cash Access LLC/Finance
  Sr Sub Nts
   03-15-12               8.75                     900,000          976,500
MGM Mirage
   10-01-09               6.00                     150,000          154,688
   09-15-10               8.50                   1,825,000        2,098,749
  Sr Nts
   02-27-14               5.88                     725,000          714,125
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00                     125,000          138,125
   08-15-14               7.13                   1,425,000(d)     1,521,188
MTR Gaming Group
  Series B
   04-01-10               9.75                     960,000        1,036,800
Penn Natl Gaming
   03-15-10               8.88                     800,000          882,000
Premier Entertainment Biloxi LLC/Finance
  1st Mtge
   02-01-12              10.75                     805,000          857,325
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75                   1,535,000        1,669,313
Riviera Holdings
   06-15-10              11.00                     500,000          555,000
Seneca Gaming
  Sr Nts
   05-01-12               7.25                     965,000        1,018,075
Station Casinos
  Sr Nts
   04-01-12               6.00                   1,200,000        1,254,000
Total                                                            19,335,143

Machinery (1.2%)
Case New Holland
  Sr Nts
   08-01-11               9.25                     705,000(d)       803,700
Columbus McKinnon
   08-01-10              10.00                     645,000          709,500
Joy Global
  Series B
   03-15-12               8.75                     250,000          282,500
Manitowoc
   11-01-13               7.13                     950,000        1,018,875
Terex
   01-15-14               7.38                     825,000          882,750
Total                                                             3,697,325

Media (6.1%)
Advertising Direct Solutions
  (U.S. Dollar) Sr Nts
   11-15-12               9.25                     330,000(b,c,d)   344,438
American Media Operation
   01-15-11               8.88                     825,000          878,625
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63                     400,000(c)       435,000
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                   1,790,000(c)     1,995,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Media (cont.)
Dex Media East LLC/Finance
   11-15-09               9.88%                 $2,125,000       $2,443,749
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                     270,000          307,800
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88                   2,030,000        2,131,500
Gray Television
   12-15-11               9.25                   2,000,000        2,252,500
Lamar Media
   01-01-13               7.25                   1,550,000        1,681,750
Lin Television
  Sr Sub Nts
   05-15-13               6.50                     860,000          885,800
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                     180,000(c)       208,350
Radio One
  Series B
   07-01-11               8.88                     600,000          663,000
Salem Communications
   12-15-10               7.75                   1,100,000        1,174,250
Salem Communications Holding
  Series B
   07-01-11               9.00                     495,000          544,500
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                   1,500,000(c)     1,627,500
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                   1,550,000        1,639,125
Total                                                            19,213,737

Metals (2.3%)
California Steel Inds
  Sr Nts
   03-15-14               6.13                     875,000          859,688
Earle M Jorgensen
   06-01-12               9.75                     990,000        1,098,900
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50                   1,825,000        1,943,625
IMCO Recycling
   10-15-10              10.38                   1,155,000        1,287,825
IMCO Recycling Escrow
   11-15-14               9.00                     330,000(b,d)     330,000
Ispat Inland ULC
   04-01-14               9.75                     725,000          880,875
Russel Metals
  (U.S. Dollar) Sr Nts
   03-01-14               6.38                     800,000(c)       800,000
Total                                                             7,200,913

Miscellaneous (2.2%)
Alderwoods Group
  Sr Nts
   09-15-12               7.75                   1,415,000(d)     1,528,200
Corrections Corp of America
  Sr Nts
   05-01-11               7.50                     800,000          865,000
NationsRent
   10-15-10               9.50                   2,450,000        2,707,250
United Rentals North America
   02-15-12               6.50                   1,450,000        1,435,500
Worldspan LP/WS Financing
  Sr Nts
   06-15-11               9.63                     275,000          261,250
Total                                                             6,797,200

Multi-industry (0.7%)
SPX
  Sr Nts
   01-01-13               7.50                     985,000        1,056,413
Valmont Inds
   05-01-14               6.88                   1,150,000(d)     1,187,375
Total                                                             2,243,788

Paper & packaging (8.4%)
Abitibi-Consolidated Finance LP
   08-01-09               7.88                     830,000          883,950
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-10               5.67                     560,000(c,d,e)   565,600
   10-01-12               7.25                   2,085,000(c,d)   2,111,063
Boise Cascade LLC
  Sr Nts
   10-15-12               5.01                     435,000(d,e)     444,788
  Sr Sub Nts
   10-15-14               7.13                   1,475,000(d)     1,539,617
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                   2,050,000(c)     2,213,999
Consolidated Container
  Sr Disc Nts (Zero coupon through 6-15-07,
  thereafter 10.75%)
   06-15-09              10.69                   1,265,000(g)     1,030,975
Crown Euro Holdings
  (U.S. Dollar)
   03-01-11               9.50                   1,200,000(c)     1,368,000
   03-01-13              10.88                   1,050,000(c)     1,246,875
Georgia-Pacific
   02-01-10               8.88                   1,550,000        1,825,125
   05-15-11               8.13                   1,050,000        1,225,875
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                   1,160,000        1,307,900
Jefferson Smurfit
   10-01-12               8.25                   1,110,000        1,232,100
JSG Funding PLC
  (U.S. Dollar) Sub Nts Pay-in-kind
   10-01-13              15.50                     855,469(c,d,h)   983,789
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                   2,335,000(c)     2,463,424
Owens-Illinois Glass Container
   02-15-09               8.88                   1,280,000        1,404,800
   05-15-11               7.75                   1,000,000        1,087,500
   05-15-13               8.25                     425,000          467,500
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                   2,025,000        2,085,750
Stone Container
  Sr Nts
   07-01-12               8.38                     725,000          801,125
Total                                                            26,289,755

Real estate (0.6%)
Host Marriott LP
  Sr Nts
   08-15-12               7.00                   1,215,000(d)     1,312,200
La Quinta Properties
  Sr Nts
   08-15-12               7.00                     510,000(d)       547,613
Total                                                             1,859,813

Restaurants (0.3%)
Domino's Pizza
  Sr Sub Nts
   07-01-11               8.25                     850,000          930,750

Retail -- drugstores (1.1%)
Duane Reade
  Sr Sub Nts
   08-01-11               9.75                     820,000(d)       783,100
Jean Coutu Group (PJC)
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                   1,535,000(c,d)   1,623,263
Rite Aid
   02-15-11               9.50                     900,000          996,750
Total                                                             3,403,113

Retail -- general (0.7%)
General Nutrition Center
  Sr Sub Nts
   12-01-10               8.50                   1,170,000        1,178,775
William Carter
  Series B
   08-15-11              10.88                     897,000        1,004,640
Total                                                             2,183,415

Telecom equipment & services (3.5%)
Cincinnati Bell
   07-15-13               7.25                   1,535,000        1,538,838
Fairpoint Communications
  Sr Nts
   03-01-10              11.88                     588,000          676,200
GCI
  Sr Nts
   02-15-14               7.25                   1,440,000        1,425,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Telecom equipment & services (cont.)
New Skies Satellites NV
  (U.S. Dollar) Sr Nts
   11-01-11               7.44%                 $1,060,000(b,c,d,e)$1,073,250
PanAmSat
   08-15-14               9.00                   1,715,000(d)     1,809,325
Qwest
   11-15-08               5.63                     475,000          475,000
   03-15-12               9.13                   2,790,000(d)     3,145,725
Qwest Services
   12-15-07              13.50                     820,000(d)       938,900
Total                                                            11,082,838

Utilities -- electric (6.8%)
Aquila
  Sr Nts
   02-01-11               9.95                   1,740,000        1,957,500
Centerpoint Energy Resources
  Sr Nts Series B
   04-01-13               7.88                   1,230,000        1,470,410
Cleveland Electric Illuminating
  Sr Nts
   12-15-13               5.65                   1,640,000        1,712,424
CMS Energy
  Sr Nts
   08-01-10               7.75                   1,670,000        1,828,650
DPL
  Sr Nts
   09-01-11               6.88                   2,685,000        2,926,649
IPALCO Enterprises
   11-14-08               8.38                   1,050,000        1,173,375
   11-14-11               8.63                   2,225,000        2,514,250
Midwest Generation LLC
   05-01-34               8.75                   1,740,000        1,970,550
Northwestern
   11-01-14               5.88                   1,590,000(b,d)   1,639,688
NRG Energy
   12-15-13               8.00                   1,200,000(d)     1,326,000
Reliant Energy
   07-15-10               9.25                     300,000          333,000
Salton Sea Funding
  Sr Nts Series C
   05-30-10               7.84                     321,023          348,093
Sierra Pacific Power
   04-15-12               6.25                   1,045,000        1,081,575
Westar Energy
  1st Mtge
   07-01-14               6.00                     830,000          897,611
Total                                                            21,179,775

Utilities -- natural gas (5.1%)
ANR Pipeline
   03-15-10               8.88                   1,000,000        1,122,500
Dynegy Holdings
   07-15-10               9.88                     340,000(d)       386,325
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                   1,400,000        1,513,750
El Paso Production Holding
   06-01-13               7.75                     960,000        1,000,800
Enterprise Products Operating LP
  Sr Nts
   10-15-09               4.63                     625,000(d)       631,440
   10-15-14               5.60                   1,655,000(d)     1,686,481
Northwest Pipeline
   03-01-10               8.13                     500,000          560,625
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                   1,000,000        1,110,000
Southern Natural Gas
   09-15-08               6.13                     225,000          232,875
   03-15-10               8.88                   1,000,000        1,126,250
Southern Star Central
   08-01-10               8.50                   1,600,000        1,768,000
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                   2,800,000        3,115,000
  Sr Nts Series B
   07-15-12               8.88                     500,000          617,500
Williams Companies
   03-15-12               8.13                     850,000          998,750
Total                                                            15,870,296

Utilities -- telephone (0.8%)
AT&T
  Sr Nts
   11-15-11               8.05                   2,255,000        2,584,794

Variable rate senior loan interest (0.3%)
Qwest
  Term Loan B
   06-30-10               6.95                   1,000,000        1,003,750

Total bonds
(Cost: $280,041,889)                                           $291,030,655

Short-term securities (7.6%)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nts
   11-01-04               1.68%                 $5,000,000       $4,999,300
   11-03-04               1.54                   4,700,000        4,698,903
   11-24-04               1.76                   8,100,000        8,089,295
   01-05-05               1.97                   5,900,000        5,879,332

Total short-term securities
(Cost: $23,666,291)                                             $23,666,830

Total investments in securities
(Cost: $303,708,180)(i)                                        $314,697,485

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b) At Oct. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,063,225.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Oct. 31, 2004, the value of foreign securities represented 12.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2004, the value of these securities amounted to $70,277,766 or 22.5% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2004.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $303,708,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $11,501,000
     Unrealized depreciation                                         (512,000)
                                                                     --------
     Net unrealized appreciation                                  $10,989,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004


                                                             S-6266-80 A (12/04)

                               PORTFOLIO HOLDINGS

                                       FOR

                   AXP(R) INFLATION PROTECTED SECURITIES FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP Inflation Protected Securities Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (98.4%)
Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Foreign government (1.0%)
Bundesobligation
(European Monetary Unit)
   02-17-06               5.00%                    720,000(c)      $952,407

U.S. government obligations & agencies (97.4%)(b)
U.S. Treasury Inflation-Indexed Bond
  01-15-08                3.63                  14,075,040       15,525,695
  01-15-09                3.88                   4,280,868        4,857,029
  01-15-10                4.25                  14,911,947       17,478,583
  04-15-10                0.88                   3,937,087        3,926,529
  07-15-12                3.00                  12,177,699       13,633,570
  01-15-14                2.00                  12,254,964       12,703,768
  07-15-14                2.00                   2,870,046        2,969,210
  04-15-28                3.63                  14,697,346       18,701,545
  04-15-29                3.88                   4,443,504        5,908,577
Total                                                            95,704,506

Total bonds
(Cost: $85,246,999)                                             $96,656,913

Short-term security (0.5%)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nt
   11-19-04               1.77%                   $500,000         $499,484

Total short-term security
(Cost: $499,508)                                                   $499,484

Total investments in securities
(Cost: $85,746,507)(d)                                          $97,156,397

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $85,747,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $11,409,000
     Unrealized depreciation                                            (--)
                                                                -----------
     Net unrealized appreciation                                $11,409,000
                                                                -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
1 -- AXP INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO HOLDINGS AT OCT.
     31, 2004

                                                             S-6280-80 A (12/04)

                               PORTFOLIO HOLDINGS

                                       FOR

                        AXP(R) LIMITED DURATION BOND FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP Limited Duration Bond Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.8%)
Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Foreign government (1.3%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-10               5.25%                  1,290,000(c)    $1,809,302
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                     290,000(c)       321,320
United Mexican States
  (U.S. Dollar)
   03-03-15               6.63                      70,000(c)        75,040
Total                                                             2,205,662

U.S. government obligations & agencies (33.3%)
Federal Home Loan Bank
   09-22-05               2.13                   1,300,000        1,297,041
   10-16-06               2.63                   3,000,000        2,990,796
Federal Home Loan Mtge Corp
   07-15-06               5.50                   2,500,000        2,616,020
   03-15-07               4.88                     700,000          731,619
   01-15-12               5.75                   2,480,000        2,728,675
   07-15-13               4.50                   2,435,000        2,458,790
Federal Natl Mtge Assn
   02-15-05               7.13                     925,000          938,373
   05-15-08               6.00                     900,000          981,403
   02-15-09               3.25                   1,155,000        1,144,936
U.S. Treasury
   01-31-05               1.63                   4,000,000        3,996,876
   02-28-05               1.50                  11,500,000       11,480,679
   05-31-05               1.25                   7,230,000        7,191,608
   08-31-05               2.00                   1,585,000        1,582,524
   11-15-05               5.75                   5,000,000        5,178,710
   12-31-05               1.88                   1,275,000        1,269,074
   11-15-06               3.50                      95,000           96,748
   09-15-09               3.38                     870,000          873,603
   10-15-09               3.38                   1,745,000        1,751,680
   08-15-14               4.25                     270,000          274,767
   08-15-23               6.25                   1,903,000        2,247,919
   02-15-26               6.00                   1,875,000        2,164,088
   02-15-31               5.38                     330,000          358,424
U.S. Treasury Inflation-Indexed Bond
   07-15-14               2.00                   2,910,257(l)     3,010,811
Total                                                            57,365,164

Commercial mortgage-backed(f)/
Asset-backed securities (6.5%)
Aesop Funding II LLC
  Series 2002-1A Cl A1
   10-20-06               3.85                     200,000(d)       202,115
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55                     100,000(e)       100,818
  Series 2004-CA Cl A3
   03-06-09               3.00                     200,000          199,469
  Series 2004-DF Cl A3
   07-06-09               2.98                     300,000(j)       299,954
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A5
   07-11-42               4.98                     400,000          407,556
  Series 2004-T16 Cl A3
   02-13-46               4.03                     240,000(j)       240,938
Centex Home Equity
  Series 2004-A Cl AF3
   04-25-28               3.26                     100,000           99,965
Commercial Mtge Pass-Through Certificates
  Series 2004-CNL Cl A1
   09-15-14               2.09                     300,000(d,h)     299,136
  Series 2004-LB3A Cl A2
   07-10-37               4.71                     600,000          619,625
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52                     375,000          372,480
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12                     200,000          200,770
  Series 2004-C3 Cl A2
   07-10-39               4.43                     360,000          367,795
Greenwich Capital Commerical Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76                     900,000          929,480
GS Mtge Securities II
  Series 2004-GG2 Cl A6
   08-10-38               5.40                     255,000          267,926
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A1
   07-12-37               4.39                     556,688          567,716
  Series 2004-C2 Cl A3
   05-15-41               5.22                     400,000(h)       418,449
  Series 2004-PNC1 Cl A2
   06-12-41               4.56                     300,000          309,154
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56                     250,000          255,274
  Series 2002-C4 Cl A5
   09-15-31               4.85                     500,000          514,766
  Series 2003-C8 Cl A2
   11-15-27               4.21                     350,000          355,408
  Series 2003-C8 Cl A4
   11-15-32               5.12                     350,000          363,727
  Series 2004-C2 Cl A2
   03-15-29               3.25                     190,000          186,204
  Series 2004-C4 Cl A2
   06-15-29               4.57                     500,000          515,540
  Series 2004-C4 Cl A4
   06-15-29               5.14                     200,000(h)       210,848
  Series 2004-C6 Cl A2
   08-15-29               4.19                     350,000          354,235
  Series 2004-C7 Cl A2
   10-15-29               3.99                     400,000(j)       401,844
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               2.38                     150,000(h,j)     150,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94%                   $250,000         $249,610
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                     400,000          406,552
  Series 2004-IQ8 Cl A2
   06-15-40               3.96                     220,000          222,099
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86                     170,129          171,675
WFS Financial Owner Trust
  Series 2002-2 Cl A4 (FSA)
   02-20-10               4.50                     600,000(e)       609,743
  Series 2004-3 Cl A3
   03-17-09               3.30                     250,000          251,367
Total                                                            11,122,238

Mortgage-backed securities (42.3%)(f,k)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29                     425,000(b)       433,600
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                     264,181          271,095
Bank of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.16                     249,294(b)       244,270
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                     303,823          304,322
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.68                     174,931(b)       176,330
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.46                     174,504(b)       173,741
Federal Home Loan Mtge Corp
   12-01-13               6.00                     405,317          426,159
   02-01-18               5.50                     238,387          247,117
   05-01-18               5.50                     708,303          737,015
   06-01-18               4.50                     228,578          229,789
   10-01-18               5.00                     896,661          916,769
   01-01-19               5.50                   1,598,624(j)     1,657,014
   10-01-23               5.50                     454,781          467,428
   10-15-27               5.00                     500,000          515,033
   10-01-32               6.00                     567,634          591,151
   03-01-33               6.00                     627,650          651,503
   07-01-33               6.00                     275,664          287,397
   08-01-33               6.50                     324,367          341,123
   09-01-33               4.56                     270,989(b)       270,092
   09-01-33               5.00                     922,338          922,193
   09-01-33               6.00                     358,389          373,184
   12-01-33               5.00                     463,767          463,694
   08-01-34               5.20                     397,097(b)       403,237
  Collateralized Mtge Obligation
   02-15-27               5.00                     200,000          206,321
   10-15-27               5.00                     850,000          875,534
   06-15-28               5.00                     850,000          875,945
   11-15-28               4.50                     189,948          193,813
   01-15-33               5.00                     252,308          252,857
   02-15-33               5.50                     221,838          231,716
   07-25-43               7.00                     212,943          227,516
  Interest Only
   10-15-22              14.56                     454,451(g)        35,005
Federal Natl Mtge Assn
   03-01-09               5.86                     468,549          504,373
   10-01-10               4.85                     493,929          512,277
   10-01-13               5.11                     493,900          515,380
   12-01-13               5.01                     396,316          410,453
   03-01-14               4.60                     496,267          498,659
   09-01-14               7.00                     888,719          943,529
   08-01-15               5.50                     493,563          512,479
   06-01-17               6.00                     490,336          514,874
   07-01-17               6.50                     477,820          507,010
   09-01-17               6.00                     272,104          285,721
   02-01-18               5.50                     403,747          419,653
   05-01-18               6.00                     710,607          746,970
   06-01-18               4.50                     291,751(j)       293,298
   06-01-18               5.00                   1,872,664        1,919,384
   08-01-18               4.50                     263,741          265,276
   10-01-18               4.50                   1,024,327        1,029,761
   01-01-19               5.50                   1,273,505        1,320,845
   01-01-19               6.00                   1,101,167        1,156,341
   01-01-19               6.50                     697,663          740,363
   02-01-19               5.00                     574,349          586,954
   10-01-19               6.00                     498,430(j)       523,445
   11-01-19               5.00                   1,225,000(j)     1,249,882
   07-01-23               5.00                     176,398          178,315
   08-01-23               5.50                     273,388          281,486
   09-01-23               5.50                     497,467          511,073
   10-01-23               5.50                     662,685          682,232
   12-01-23               5.50                     962,076          988,388
   09-01-24               5.50                   1,679,835        1,725,046
   07-01-28               5.50                     209,658          214,352
   09-01-28               7.50                     218,130          234,770
   12-01-28               5.50                     349,789          357,620
   12-01-28               6.00                     375,988          392,311
   02-01-29               5.50                     473,408          483,849
   04-01-29               6.50                     239,565          253,452
   02-01-31               7.50                     167,968          180,357
   05-01-31               6.50                     236,651          249,319
   09-01-31               7.00                     228,533          244,888
   09-01-31               7.50                     682,627          732,979
   07-01-32               6.50                     165,284          174,684
   08-01-32               6.50                     490,104          517,042
   10-01-32               6.00                     258,671          268,783
   10-01-32               6.50                     437,180          460,456
   01-01-33               5.50                   1,399,960        1,429,619
   02-01-33               6.00                     983,924        1,021,775
   03-01-33               5.50                     545,273          557,123
   04-01-33               5.50                     711,968          729,298
   05-01-33               5.50                   2,320,090        2,370,571
   05-01-33               6.00                     771,120          800,631
   06-01-33               5.50                     416,704          425,979
   06-01-33               6.00                     381,398          395,994
   07-01-33               4.85                     369,445(b)       372,623
   07-01-33               5.00                     832,128          831,454
   07-01-33               5.50                     167,805          171,192
   10-01-33               6.00                     269,000          280,560
   11-01-33               5.50                   1,316,930        1,343,509
   03-01-34               5.00                   2,507,780        2,505,748
   04-01-34               5.00                     913,882          912,649
   05-01-34               6.50                   1,118,486        1,177,119
   08-01-34               4.53                     345,723(b)       346,563
   08-01-34               7.00                     686,147          728,890
   11-01-34               6.00                   5,675,000(j)     5,882,490
   11-01-34               6.50                   2,630,000(j)     2,765,604
  Collateralized Mtge Obligation
   05-25-16               4.00                     500,000          503,906
   02-25-21               4.50                     875,000          895,598
   07-25-26               5.50                     500,000          520,621
   12-25-26               8.00                     153,873          165,546
   02-25-44               7.00                     991,682        1,059,240
   06-25-44               7.50                     265,622          287,711
  Interest Only
   12-25-31               1.19                     474,169(g)        87,747
First Horizon Alternative Mtge Securities
   10-25-34               5.47                     446,761          456,165
Govt Natl Mtge Assn
   06-15-32               7.50                     118,067          127,151
   05-15-33               6.00                     150,921          157,153
   10-15-33               5.00                     882,607          887,150
   10-15-33               5.50                     441,350          452,488
   03-20-34               6.50                     157,499          166,581
GSR Mtge Loan Trust
  Series 2004-10F Cl 1A5
   08-25-19               4.50                     692,480          684,220
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.45                     224,369(b)       224,955
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                     355,049          363,925
  Series 2004-7 Cl 8A1
   08-25-19               5.00                     292,917          297,074
  Series 2004-8 Cl 7A1
   09-25-19               5.00                     421,661          425,030
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.63                     199,759(b)       199,554
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                   1,050,748        1,057,800
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                     220,944          217,650
Total                                                            72,876,948

Automotive & related (0.1%)
DaimlerChrysler NA Holding
   11-15-13               6.50                     120,000          130,920

See accompanying notes to investments in securities.

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2 -- AXP LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                  Coupon                   Principal         Value(a)
                         rate                     amount

Banks and savings & loans (2.7%)
Banknorth Group
  Sr Nts
   05-01-08               3.75%                   $235,000         $235,778
JPMorgan Chase & Co
  Sub Nts
   02-01-11               6.75                     385,000          434,372
US Bank NA Minnesota
   08-01-11               6.38                     400,000          448,459
Wachovia Bank NA
  Sub Nts
   11-01-14               4.80                     650,000          649,467
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                     975,000        1,108,415
   08-15-14               5.65                     250,000          260,988
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                   1,410,000        1,588,339
Total                                                             4,725,818

Cable (0.9%)
Comcast
   03-15-11               5.50                   1,405,000        1,481,699

Energy equipment & services (0.7%)
Halliburton
   10-15-10               5.50                   1,100,000        1,163,155

Finance companies (1.0%)
Citigroup
  Sub Nts
   09-15-14               5.00                   1,205,000(d)     1,222,588
Household Finance
   10-15-11               6.38                     375,000          418,253
Total                                                             1,640,841

Financial services (1.2%)
KFW Intl Finance
   10-17-05               2.50                   1,150,000        1,148,094
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.88                     100,000           99,939
Pricoa Global Funding I
   06-15-08               4.35                     495,000(d)       506,588
Saxon Asset Securities Trust
  Series 2004-3 Cl A2
   12-26-34               2.13                     375,000          375,000
Total                                                             2,129,621

Food (0.1%)
Kraft Foods
   10-01-13               5.25                     155,000          159,323

Health care services (0.7%)
Cardinal Health
   06-15-15               4.00                   1,310,000        1,157,368

Insurance (1.9%)
ASIF Global Financing XIX
   01-17-13               4.90                   2,320,000(d)     2,369,648
Prudential Financial
   09-20-14               5.10                     910,000          912,428
Total                                                             3,282,076

Leisure time & entertainment (0.3%)
Time Warner
   05-15-29               6.63                     520,000          553,458

Multi-industry (0.2%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                     335,000(c)       378,888

Retail -- general (0.3%)
May Department Stores
   07-15-14               5.75                     540,000(d,i)     557,667

Telecom equipment & services (1.4%)
Sprint Capital
   11-15-28               6.88                   1,070,000(i)     1,149,100
TELUS
  (U.S. Dollar)
   06-01-11               8.00                   1,105,000(c)     1,306,542
Total                                                             2,455,642

Utilities -- electric (1.6%)
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                      25,000           26,365
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                     255,000(d)       260,327
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                      50,000           53,465
Florida Power
  1st Mtge
   03-01-13               4.80                     780,000          788,861
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30                     205,000(d)       224,996
Metropolitan Edison
   03-15-13               4.95                     755,000          756,545
  1st Mtge
   04-01-14               4.88                     420,000(d)       416,731
Tampa Electric
   06-15-12               6.88                     125,000          141,129
   08-15-12               6.38                     120,000          131,907
Total                                                             2,800,326

Utilities -- telephone (1.3%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00                     255,000(c,d)     250,635
Verizon Pennsylvania
  Series A
   11-15-11               5.65                   1,895,000        2,017,701
Total                                                             2,268,336

Total bonds
(Cost: $167,077,558)                                           $168,455,150

Short-term securities (10.1%)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

U.S. government agencies (8.2%)
Federal Natl Mtge Assn Disc Nts
   11-08-04               1.71%                 $2,700,000       $2,698,718
   12-07-04               1.84                   3,500,000        3,493,023
   12-13-04               1.85                   4,500,000        4,489,599
   12-22-04               1.79                   3,600,000        3,590,347
Total                                                            14,271,687

Commercial paper (1.9%)
CRC Funding LLC
   11-01-04               1.86                   3,200,000        3,199,504

Total short-term securities
(Cost: $17,471,254)                                             $17,471,191

Total investments in securities
(Cost: $184,548,812)(m)                                        $185,926,341

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2004.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Oct. 31, 2004, the value of foreign securities represented 2.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2004, the value of these securities amounted to $6,310,431or 3.7% of net assets.

(e) The following abbreviations is used in the portfolio security description to identify the insurer of the issue:

     FSA -- Financial Security Assurance

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Oct. 31, 2004.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2004.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                          Notional amount
     Sale contracts

     U.S. Treasury Notes, Dec. 2004, 5-year                         $2,500,000
     U.S. Treasury Notes, Dec. 2004, 10-year                         5,100,000

(j) At Oct. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,432,958.

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment(s) at Oct. 31, 2004:

     Security                   Principal   Settlement    Proceeds       Value
                                 amount        date      receivable
     Federal Natl Mtge Assn

      11-01-34 5.50%          $1,300,000     11-15-04   $1,323,141  $1,323,563
      12-01-34 5.00            1,030,000     12-13-04    1,022,758   1,023,563
      12-01-34 5.50              900,000     12-13-04      913,922     910,971

(l) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $184,549,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $1,663,000
     Unrealized depreciation                                          (286,000)
                                                                      --------
     Net unrealized appreciation                                    $1,377,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4 -- AXP LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6265-80 A (12/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP DISCOVERY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 28, 2004